Exceptional Items - Summary of Exceptional Items by Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of exceptional items [Line Items]
Exceptional items gross	$ (650)	$ (763)	$ (2,520)
Exceptional items tax	(2,320)	(243)	(247)
Exceptional gain (loss), after tax	(2,970)	(1,006)	(2,767)
Samarco dam failure [member]
Disclosure of exceptional items [Line Items]
Exceptional items gross	(650)	(381)	(2,450)
Exceptional items tax			253
Exceptional gain (loss), after tax	(650)	(381)	(2,197)
US tax reform [Member]
Disclosure of exceptional items [Line Items]
Exceptional items gross	(2,320)
Exceptional items tax	(2,320)
Exceptional gain (loss), after tax	(2,320)
Escondida industrial action [member]
Disclosure of exceptional items [Line Items]
Exceptional items gross		(546)
Exceptional items tax		179
Exceptional gain (loss), after tax		(367)
Cancellation of the Caroona exploration licence [member]
Disclosure of exceptional items [Line Items]
Exceptional items gross		164
Exceptional items tax		(49)
Exceptional gain (loss), after tax		115
Withholding tax on Chilean dividends [member]
Disclosure of exceptional items [Line Items]
Exceptional items tax		(373)
Exceptional gain (loss), after tax		(373)
Global taxation matters [Member]
Disclosure of exceptional items [Line Items]
Exceptional items gross			(70)
Exceptional items tax			(500)
Exceptional gain (loss), after tax			(570)
Non-controlling interests [Member]
Disclosure of exceptional items [Line Items]
Exceptional items gross		(232)
Exceptional items tax		68
Exceptional gain (loss), after tax		(164)
Attributable to BHP shareholders [member]
Disclosure of exceptional items [Line Items]
Exceptional items gross	(650)	(531)	(2,520)
Exceptional items tax	(2,320)	(311)	(247)
Exceptional gain (loss), after tax	$ (2,970)	$ (842)	$ (2,767)